Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 63,550	$ 683,202
Restricted cash	9,343	10,099
Other current assets	32,990	19,754
Total current assets	105,883	713,055
Property and equipment, net	93,242	103,374
Total assets	199,125	816,429
Current liabilities:
Short-term loans from third party, net	18,012
Fair value of derivative liability related to conversion feature	9,000
Liability for minimum royalties	185,000	135,000
Accounts payable	163,174
Short-term loans from shareholders	611,925
Other current liabilities	211,423	109,791
Total current liabilities	1,198,534	244,791
Non-current liabilities:
Long-term loans from shareholders		659,526
Liability for minimum royalties - long-term	188,000	188,000
Derivative warrant liability	28,525	1,063,745
Total non-current liabilities	216,525	1,911,271
Commitments and contingent liabilities
Shareholders' deficit:
Ordinary Shares of NIS 0.01 par value each: Authorized: 1,000,000,000 shares at December 31, 2018 and 2017. Issued and outstanding: 72,230,162 shares and 70,087,141 shares at December 31, 2018 and 2017, respectively	190,679	184,961
Additional paid-in capital	4,286,740	3,711,218
Accumulated deficit	(5,693,353)	(5,235,812)
Total shareholders' deficit	(1,215,934)	(1,339,633)
Total liabilities and shareholders' deficit	$ 199,125	$ 816,429